Lease Agreement Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Operating Lease, Expense	$ 5,093	$ 1,160
Land Lease Agreement
Operating Leased Assets [Line Items]
Operating Lease, Expense	552	344
Office Lease Agreement
Operating Leased Assets [Line Items]
Operating Lease, Expense	676	702
Chartered-in pushboats and barges
Operating Leased Assets [Line Items]
Operating Lease, Expense	$ 3,865	$ 114